TRADE ACCOUNTS RECEIVABLE - Changes in impairment (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in the impairment on financial assets on financial assets
Balance, beginning of year	R$ (98,079)	R$ (158,157)	R$ (179,702)
Impairment on financial assets during the year	(148,548)	(81,243)	(111,900)
Recoveries in the year	84,416	60,199	101,986
Write-offs	36,210	78,635	39,943
Exchange variation	(11,145)	2,487	(5,136)
Assets held for sale			(3,348)
Balance, end of year	R$ (137,146)	R$ (98,079)	R$ (158,157)